Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Document Period End Date	Jul. 31, 2024
WealthTrust DBS Long Term Growth ETF
Shareholder Report [Line Items]
Fund Name	WealthTrust DBS Long Term Growth ETF
Class Name	WealthTrust DBS Long Term Growth ETF
Trading Symbol	WLTG
Annual or Semi-Annual Statement [Text Block]	annual Shareholder Report July 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about the WealthTrust DBS Long Term Growth ETF for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at wealthtrustetf.com/fund. You can also request this information by contacting us at (844) 444-3863. Distributed by Foreside Fund Services, LLC.
Additional Information Phone Number	(844) 444-3863
Additional Information Website	wealthtrustetf.com/fund
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WealthTrust DBS Long Term Growth ETF	$75	0.67%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the fund perform?

For the fiscal year ended July 31, 2024, the Fund achieved a performance of 22.55%, outpacing the S&P 500®'s return of 22.15%. This notable performance reflects the effectiveness of the Fund’s investment strategy and the positive impact of recent technological advancements integrated into the investment process.

What key factors affected the Fund’s performance?

1. Generative A.I. Momentum: A key contributor to the Fund's strong performance was the implementation of Generative A.I. Momentum in the investment process. This technology-enhanced approach has been instrumental in driving year-to-date performance to 18.05%, surpassing the S&P 500®'s 16.62% during the same period. The integration of Generative A.I. has enabled more precise identification of positive trends and improved stock selection.

2. Investment Strategy: The Fund’s investment strategy focuses on two primary factors:

o Tactical Allocation: Identifying and capitalizing on positive trends across various asset classes.

o Equity Stock Selection: Utilizing Generative A.I. Momentum alongside Quantitative and Fundamental Analysis that includes a strong emphasis on quality earnings and dividends, aimed at identifying long-term holdings that consistently exceed earnings expectations.

3. Quantitative Analysis: The Fund benefits from a robust quantitative analysis framework that supports the identification of high-performing stocks and implements a disciplined sell strategy. This approach contrasts with the static nature of the benchmark, where holdings historically miss earnings estimates approximately 25% of the time. The Fund’s methodical approach significantly reduces risk compared to the benchmark.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment) * Inception
Average Annual Return [Table Text Block]

Annual Performance

	1 Year	Average Annual Total Returns Since Inception (12/08/21)
WealthTrust DBS Long Term Growth ETF - NAV	22.55%	3.83%
WealthTrust DBS Long Term Growth ETF - Market	22.58%	3.83%
S&P 500® Index	22.15%	8.91%

Performance Inception Date	Dec. 08, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 29,074,000
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 137,389
Investment Company, Portfolio Turnover	113.30%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)

Fund Size (Thousands)	$29,074
Number of Holdings	35
Total Advisory Fee Paid	$137,389
Portfolio Turnover Rate	113.30%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
Invesco QQQ Trust Series ETF	11.62%
Invesco S&P 500® Equal Weight ETF	6.77%
SPDR Gold Shares ETF	5.17%
Amazon.com, Inc.	5.07%
Meta Platforms, Inc.	4.62%
iShares Russell 2000 ETF	4.15%
Eli Lilly & Co.	3.73%
Apple, Inc.	3.22%
Nvidia Corp.	3.11%
Alphabet, Inc. Class A	3.00%